Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We grant stock options to our employees and directors on an annual basis. We also grant stock options to individuals upon hire or promotion and may grant stock options for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, neither our board of directors nor our compensation committee took material nonpublic information into account when determining the timing or terms of stock options, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
While we do not have any policy or obligation that requires us to grant stock options on specified dates, annual stock option grants to employees are typically approved at a meeting of our compensation committee that is held in December, and the grants are effective on the first business day of the following fiscal year. During fiscal 2024, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	We grant stock options to our employees and directors on an annual basis. We also grant stock options to individuals upon hire or promotion and may grant stock options for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither our board of directors nor our compensation committee took material nonpublic information into account when determining the timing or terms of stock options, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false